                                THE GALAXY FUND

                            GALAXY MONEY MARKET FUND
                      GALAXY GOVERNMENT MONEY MARKET FUND
                     GALAXY U.S. TREASURY MONEY MARKET FUND
                      GALAXY TAX-EXEMPT MONEY MARKET FUND

                                  TRUST SHARES

                        SUPPLEMENT DATED OCTOBER 1, 2001
                     TO PROSPECTUS DATED FEBRUARY 28, 2001

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

1.  GALAXY MONEY MARKET FUND

    On page 2 of the prospectus, revise the first sentence of the first paragraph under the section entitled "The Fund's main investment strategies" to read in its entirety as follows:

The Fund invests in a diversified portfolio of money market instruments, including commercial paper, notes and bonds issued by U.S. and foreign corporations, obligations issued by the U.S. Government and its agencies and instrumentalities or by foreign governments and their political subdivisions and instrumentalities, and obligations issued by U.S. and foreign banks, such as certificates of deposit.

    On page 2 of the prospectus, add the following paragraph at the end of the section entitled "The main risks of investing in the Fund":

- FOREIGN INVESTMENTS -- Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, incomplete financial information about the issuers of securities, and political or economic instability. Foreign securities may be more volatile and less liquid than U.S. securities.

2.  GALAXY GOVERNMENT MONEY MARKET FUND

    On page 5 of the prospectus, revise the first sentence of the first paragraph under the section entitled "The Fund's main investment strategies" to read in its entirety as follows:

The Fund invests primarily in U.S. Government obligations, including U.S. Treasury obligations and obligations of U.S. Government agencies and instrumentalities, and may also invest in the obligations of foreign governments and their political subdivisions and instrumentalities and in obligations issued by U.S. and foreign banks, such as certificates of deposit.

    On page 5 of the prospectus, add the following paragraph immediately before the last sentence of the section entitled "The main risks of investing in the Fund":

- FOREIGN INVESTMENTS -- Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, incomplete financial information about the issuers of securities, and political or economic instability. Foreign securities may be more volatile and less liquid than U.S. securities.

                                THE GALAXY FUND

                            GALAXY MONEY MARKET FUND
                      GALAXY GOVERNMENT MONEY MARKET FUND
                     GALAXY U.S. TREASURY MONEY MARKET FUND
                      GALAXY TAX-EXEMPT MONEY MARKET FUND
                 GALAXY CONNECTICUT MUNICIPAL MONEY MARKET FUND
                GALAXY MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

                      RETAIL A SHARES AND RETAIL B SHARES

                        SUPPLEMENT DATED OCTOBER 1, 2001
                     TO PROSPECTUS DATED FEBRUARY 28, 2001

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

1.  GALAXY MONEY MARKET FUND

    On page 2 of the prospectus, revise the first sentence of the first paragraph under the section entitled "The Fund's main investment strategies" to read in its entirety as follows:

The Fund invests in a diversified portfolio of money market instruments, including commercial paper, notes and bonds issued by U.S. and foreign corporations, obligations issued by the U.S. Government and its agencies and instrumentalities or by foreign governments and their political subdivisions and instrumentalities, and obligations issued by U.S. and foreign banks, such as certificates of deposit.

    On page 2 of the prospectus, add the following paragraph at the end of the section entitled "The main risks of investing in the Fund":

- FOREIGN INVESTMENTS -- Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, incomplete financial information about the issuers of securities, and political or economic instability. Foreign securities may be more volatile and less liquid than U.S. securities.

2.  GALAXY GOVERNMENT MONEY MARKET FUND

    On page 6 of the prospectus, revise the first sentence of the first paragraph under the section entitled "The Fund's main investment strategies" to read in its entirety as follows:

The Fund invests primarily in U.S. Government obligations, including U.S. Treasury obligations and obligations of U.S. Government agencies and instrumentalities, and may also invest in the obligations of foreign governments and their political subdivisions and instrumentalities and in obligations issued by U.S. and foreign banks, such as certificates of deposit.

    On page 6 of the prospectus, add the following paragraph immediately before the last sentence of the section entitled "The main risks of investing in the Fund":

- FOREIGN INVESTMENTS -- Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, incomplete financial information about the issuers of securities, and political or economic instability. Foreign securities may be more volatile and less liquid than U.S. securities.

                                THE GALAXY FUND

                     GALAXY INSTITUTIONAL MONEY MARKET FUND
               GALAXY INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
                GALAXY INSTITUTIONAL TREASURY MONEY MARKET FUND

                                 CLASS I SHARES

                        SUPPLEMENT DATED OCTOBER 1, 2001
                     TO PROSPECTUS DATED FEBRUARY 28, 2001

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

1.  GALAXY INSTITUTIONAL MONEY MARKET FUND

    On page 2 of the prospectus, revise the first sentence of the first paragraph under the section entitled "The Fund's main investment strategies" to read in its entirety as follows:

The Fund invests in high quality short-term debt obligations of U.S. and foreign issuers, including commercial paper, asset-backed commercial paper, corporate bonds, foreign government obligations, U.S. Government agency obligations, taxable municipal securities and repurchase agreements.

    On page 2 of the prospectus, add the following paragraph at the end of the section entitled "The main risks of investing in the Fund":

- FOREIGN INVESTMENTS -- Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, incomplete financial information about the issuers of securities, and political or economic instability. Foreign securities may be more volatile and less liquid than U.S. securities.

2.  GALAXY INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

    On page 5 of the prospectus, revise the first sentence of the first paragraph under the section entitled "The Fund's main investment strategies" to read in its entirety as follows:

The Fund invests primarily in U.S. Government obligations, including U.S. Treasury obligations and obligations of U.S. Government agencies and instrumentalities, and may also invest in the obligations of foreign governments and their political subdivisions and instrumentalities and in obligations issued by U.S. and foreign banks, such as certificates of deposit.

    On page 5 of the prospectus, add the following paragraph at the end of the section entitled "The main risks of investing in the Fund":

- FOREIGN INVESTMENTS -- Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, incomplete financial information about the issuers of securities, and political or economic instability. Foreign securities may be more volatile and less liquid than U.S. securities.

                                THE GALAXY FUND

                     GALAXY INSTITUTIONAL MONEY MARKET FUND
                GALAXY INSTITUTIONAL TREASURY MONEY MARKET FUND

                                CLASS II SHARES

                        SUPPLEMENT DATED OCTOBER 1, 2001
                     TO PROSPECTUS DATED FEBRUARY 28, 2001

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

1.  GALAXY INSTITUTIONAL MONEY MARKET FUND

    On page 2 of the prospectus, revise the first sentence of the first paragraph under the section entitled "The Fund's main investment strategies" to read in its entirety as follows:

The Fund invests in high quality short-term debt obligations of U.S. and foreign issuers, including commercial paper, asset-backed commercial paper, corporate bonds, foreign government obligations, U.S. Government agency obligations, taxable municipal securities and repurchase agreements.

    On page 2 of the prospectus, add the following paragraph at the end of the section entitled "The main risks of investing in the Fund":

- FOREIGN INVESTMENTS -- Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, incomplete financial information about the issuers of securities, and political or economic instability. Foreign securities may be more volatile and less liquid than U.S. securities.

                                THE GALAXY FUND

                     GALAXY INSTITUTIONAL MONEY MARKET FUND
                GALAXY INSTITUTIONAL TREASURY MONEY MARKET FUND

                                CLASS III SHARES

                        SUPPLEMENT DATED OCTOBER 1, 2001
                     TO PROSPECTUS DATED FEBRUARY 28, 2001

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

1.  GALAXY INSTITUTIONAL MONEY MARKET FUND

    On page 2 of the prospectus, revise the first sentence of the first paragraph under the section entitled "The Fund's main investment strategies" to read in its entirety as follows:

The Fund invests in high quality short-term debt obligations of U.S. and foreign issuers, including commercial paper, asset-backed commercial paper, corporate bonds, foreign government obligations, U.S. Government agency obligations, taxable municipal securities and repurchase agreements.

    On page 2 of the prospectus, add the following paragraph at the end of the section entitled "The main risks of investing in the Fund":

- FOREIGN INVESTMENTS -- Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, incomplete financial information about the issuers of securities, and political or economic instability. Foreign securities may be more volatile and less liquid than U.S. securities.